Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Orange Bank [member]
Disclosure of other provisions [line items]
Restructuring provisions - in the closing balance	€ 122
Orange Business [Member]
Disclosure of other provisions [line items]
Restructuring provisions - in the closing balance	180
Orange Business [Member] | FRANCE
Disclosure of other provisions [line items]
Restructuring provisions - in the closing balance	141
Restructuring provision [member]
Disclosure of other provisions [line items]
Restructuring provisions - in the opening balance	162	€ 185	€ 117
Additions with impact on income statement	393	98	277
Reversals with impact on income statement	(26)	(26)	(17)
Discounting with impact on income statement	(1)	(5)	(1)
Utilizations without impact on income statement	(54)	(90)	(191)
Translation adjustment	1	(1)
Reclassifications and other items			(1)
Restructuring provisions - in the closing balance	€ 477	€ 162	€ 185